UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska, 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/12

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2012

1-855-477-8100

www.bandonalts.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Bandon Isolated Alpha Fixed Income Fund
Portfolio Review (Unaudited)
March 31, 2012

The Fund's performance figures* for the six months ended March 31, 2012, as compared to its benchmark:
	Six Months	Since Inception**
Bandon Isolated Alpha Fixed Income Fund - Class I	5.33%	2.16%
Bandon Isolated Alpha Fixed Income Fund - Class A	5.33%	2.16%
Bandon Isolated Alpha Fixed Income Fund - Class A with load	(0.68)%	(3.20)%
Bandon Isolated Alpha Fixed Income Fund - Class C	4.83%	1.60%
Bandon Isolated Alpha Fixed Income Fund - Class R	5.33%	2.16%
HFRX Absolute Return Index***	(3.64)%	(2.54)%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ****	0.01%	0.09%

*  The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-855-477-8100

** Inception date is December 31, 2010.
*** The HFRX Absolute Return index measures the comprehensive overall returns of hedge funds. Investors may not invest in the Index directly.

**** Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days. Investors may not invest in the Index directly.  Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Ten Holdings by Industry	% of Net Assets
U.S. Government & Agency Obligations	18.4%
Automobile ABS	5.4%
Insurance	5.2%
Diversified Financial Services	5.2%
Banks	4.9%
Electric	3.0%
Airlines	2.8%
Student Loan ABS	2.7%
Commercial MBS	2.1%
Other, Cash & Cash Equivalents	50.3%
100.0%

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012

Par Value			Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 49.2%
	AIRLINES - 2.8%
$ 695,000	Continental Airlines 2012-1 Class B Pass Thru Trusts		6.2500	4/11/2020	$ 707,162

	AUTOMOBILE ABS - 5.4%
43,940	DT Auto Owner Trust 2009-1 B (a)		5.9200	10/15/2015	44,567
695,000	Huntington Auto Trust 2012-1 A1		0.3416	3/15/2013	695,937
161,079	Santander Drive Auto 2011-2 A2 (a)		1.0100	7/15/2013	161,179
447,555	Santander Drive Auto Rec Trust 2010-2 A2		1.0400	4/15/2014	447,975
4,716	Santander Drive Auto Rec. 2010-1 A2		1.3600	3/15/2013	4,717
					1,354,375
	BANKS - 4.9%
270,000	BB&T Capital Trust I		5.8500	8/18/2035	271,936
320,000	Eksportfinans ASA		2.3750	5/25/2016	282,000
200,000	Goldman Sachs Group, Inc.		5.4500	11/1/2012	204,870
400,000	Lloyds Banking Group PLC (a,b)		6.6570	1/29/2049	272,500
225,000	Wachovia Capital Trust III (b)		5.5698	3/29/2049	212,625
					1,243,931
	COMMERCIAL MBS - 2.1%
100,000	Bear Stearns Commercial Mortgage 2001-TOP2 D (a,b)		6.9400	2/15/2035	99,916
54,662	Chase Commercial Mortgage 1998-1 F (a,b)		6.5600	5/18/2030	56,011
260,000	CS First Boston Mortgage Securities Corp. 2002-CP3 C (b)		5.5100	7/15/2035	260,874
115,000	Merrill Lynch Mortgage Investors, Inc. 1998-C3 E (b)		6.5827	12/15/2030	121,271
					538,072
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
700,000	International Lease Finance Corp.		4.8750	4/1/2015	693,875

	FOREIGN - 1.2%
275,000	Province of Ontario Canada		4.0000	6/2/2021	296,849

	INSURANCE - 5.2%
665,000	Genworth Financial, Inc. (b)		6.1500	11/15/2066	448,875
155,000	Genworth Financial Inc.		7.6250	9/24/2021	160,681
255,000	MetLife Inc.		10.7500	8/1/2039	349,987
350,000	Sirius International Group, Ltd. (a,b)		7.5060	5/29/2049	336,175
					1,295,718
	MISCELLANEOUS MANUFACTURING - 0.8%
200,000	General Electric Co.		5.0000	2/1/2013	207,246

	OIL & GAS - 1.5%
330,000	Petrohawk Energy Corp.		7.2500	8/15/2018	377,362

	STUDENT LOAN ABS - 2.7%
400,000	SLM Student Loan Trust 2011-B A2 (a)		3.7400	2/15/2029	403,740
280,000	SLM Student Loan Trust 2012-A A2 (a)		3.8300	1/17/2045	285,338
					689,078
	TELECOMMUNICATIONS - 1.4%
150,000	Digicel Group Ltd. (a)		9.1250	1/15/2015	153,375
200,000	Motorola Solutions, Inc.		5.3750	11/15/2012	205,722
					359,097
See accompanying notes to financial statements.
Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012

Par Value			Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.4%
$ 1,000,000	Federal Home Loan Banks (e)		1.7500	3/8/2013	$ 1,013,950
300,000	Fremf Mortgage Trust 2011-K14 B CMO (a,c)		5.1588	2/25/2047	308,382
3,497,861	Government National Mortgage Association 2011-H21 HI CMO		1.7966	11/20/2061	282,977
5,000	United States Treasury Bond		3.1250	11/15/2041	4,778
3,000,000	United States Treasury Note		0.6250	2/28/2013	3,011,016
					4,621,103

	TOTAL BONDS & NOTES (Cost - $12,220,806)				12,383,868
Shares			Dividend Rate (%)
	PREFERRED STOCK - 4.9%
	BEVERAGES - 1.9%
19,000	Glacier Water Trust I		9.0625		470,250

	ELECTRIC - 3.0%
5,975	Ameren Illinois Co.		4.0800		534,763
2,123	Entergy New Orleans, Inc.		4.3600		185,762
372	Entergy New Orleans, Inc.		5.5600		37,014
					757,539

	TOTAL PREFERRED STOCK (Cost - $1,147,676)				1,227,789

	EXCHANGE TRADED FUNDS - 0.9%
	DEBT FUND - 0.9%
6,501	Guggenheim BulletShares 2012 Corporate Bond ETF				133,141
4,000	Guggenheim BulletShares 2012 High Yield Corporate Bond ETF				101,959
	TOTAL EXCHANGE TRADED FUNDS (Cost - $234,839)				235,100

	SHORT-TERM INVESTMENTS - 43.6%
	MONEY MARKET FUND - 12.2%
1,300,440	HighMark 100% US Treasury Money Market Fund (d)		0.0019		1,300,440
1,768,241	HighMark Diversified Money Market Fund (d)		0.0001		1,768,241
					3,068,681
Principal Amount ($)			Yield (e)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 31.4%
1,000,000	Federal Farm Credit Discount Notes		0.1496	8/3/2012	999,478
1,000,000	Federal Home Loan Bank Discount Notes (e)		0.1296	7/12/2012	999,628
1,600,000	Freddie Mac Discount Notes (c)		0.1100	5/29/2012	1,599,708
1,000,000	Freddie Mac Discount Notes (c)		0.1496	8/8/2012	999,458
800,000	United States Treasury Bill		0.0000	4/19/2012	799,984
2,500,000	United States Treasury Bill		0.0000	4/12/2012	2,499,939
					7,898,195

	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,966,876)				10,966,876

	TOTAL INVESTMENTS - 98.6% (Cost - $24,570,197) (f)				$ 24,813,633
	OTHER ASSETS LESS LIABILITIES - 1.4%				347,576
	NET ASSETS - 100.0%				$ 25,161,209

See accompanying notes to financial statements.
Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012

	CMO - Collateralized Mortgage Obligation
	ABS - Asset Back Security
	MBS - Mortgage Backed Security
(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be
	resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2012, these
	securities amounted to $2,121,184 or 8.4% of net assets.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the
	U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corp.
	currently operates under a federal conservatorship.
(d)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.
(e)	Represents annualized yield at date of purchase.
(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
	is substantially the same and differs from market value by net unrealized appreciation (depreciation)
	of securities as follows:
			Unrealized Appreciation:		$ 255,079
			Unrealized Depreciation:		(11,643)
			Net Unrealized Appreciation:		$ 243,436

Contracts					Unrealized Gain/(Loss)
	OPEN SHORT FUTURES CONTRACTS
(12)	10 YR Mini JBG Future maturing June 2012				$ 3,859
	(underlying Face Amount at Value $170,532,000 YEN)
(16)	Euro-Bund Future maturing June 2012				(28,793)
	(underlying Face Amount at Value $2,215,840 EUR)
(10)	Long Gilt Future maturing June 2012				(3,037)
	(underlying Face Amount at Value $1,145,100 GBP)
(35)	US 10 Year Future maturing June 2012				49,258
	(underlying Face Amount at Value $4,531,953)
(4)	US 5YR NOTE (CBT) maturing June 2012				3,156
	(underlying Face Amount at Value $490,156)
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURES CONTRACTS				$ 24,443

Open Swap Contracts
Reference Entity	Notional Amount	Interest Rate (Payable)/ Receviable	Termination Date	Counterparty	Unrealized Appreciation/ Depreciation
CSX Corporation	$ 1,000,000	(1.00)%	6/20/2017	Citigroup	$ (1,056)
General Mills, Inc.	3,000,000	(1.00)%	6/20/2017	Citigroup	(3,709)
Norfolk Southern Corp	1,000,000	(1.00)%	6/20/2017	Citigroup	700
NRG Energy, Inc.	750,000	5.00%	12/20/2014	Citigroup	(17,756)
The Procter & Gamble Company	3,000,000	1.00%	6/20/2017	Citigroup	1,104
					$ (20,717)
Credit Default Swap Contracts
Reference Entity	Notional Amount	Interest Rate (Payable)/ Receviable	Maturity Date	Counterparty	Unrealized Appreciation/ Depreciation
CDX.NA.HY Series 17 Version 4. 5yr Index	$ 485,000	(5.00)%	12/20/2016	Citigroup	$ (462)
CDX.NA.IG Series 18 Version 1. 5yr Index	1,000,000	(1.00)%	6/20/2013	Citigroup	(3,357)
					$ (3,819)

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Statement Of Assets and Liabilities (Unaudited)
March 31, 2012

ASSETS
Investment securities:
At cost	$ 24,570,197
At value	$ 24,813,633
Deposit with brokers for futures contracts	432,878
Foreign currency (Cost $1,591)	1,570
Receivable for securities sold	131,267
Dividends and interest receivable	80,307
Receivable for futures - variation margin	10,001
Receivable for open forward foreign currency contracts	4,181
Receivable for Fund shares sold	2,928
Prepaid expenses and other assets	14,053
TOTAL ASSETS	25,490,818

LIABILITIES
Payable for investments purchased	164,486
Payable for Fund shares redeemed	80,648
Investment advisory fees payable	25,636
Unrealized depreciation on swap contracts	24,536
Fees payable to other affiliates	10,594
Payable for open forward foreign currency contracts	6,042
Distribution (12b-1) fees payable	287
Accrued expenses and other liabilities	17,380
TOTAL LIABILITIES	329,609
NET ASSETS	$ 25,161,209

NET ASSETS CONSIST OF:
Paid in capital	$ 24,044,397
Accumulated net investment gain	2,753
Accumulated net realized gain from security transactions	872,579
Net unrealized appreciation of investments	241,480
NET ASSETS	$ 25,161,209

NET ASSET VALUE PER SHARE:
Class I Shares:*
Net Assets	$ 24,813,045
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,415,490
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.27

Class A Shares:
Net Assets	$ 10.27
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 10.27
Maximum offering price per share (maximum sales charge of 5.75%)	$ 10.82

Class C Shares:
Net Assets	$ 348,143
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	34,128
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.20

Class R Shares:
Net Assets	$ 10.27
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.27

* Effective January 13, 2012 Investor Class shares were rename Class I shares.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2012

INVESTMENT INCOME
Interest	$ 201,926
Dividends	59,477
TOTAL INVESTMENT INCOME	261,403

EXPENSES
Investment advisory fees	223,362
Distribution (12b-1) fees:
Class A	37
Class C	1,687
Administrative services fees	18,200
Transfer agent fees	14,650
Accounting services fees	13,531
Audit fees	10,480
Compliance officer fees	9,473
Registration fees	7,480
Custodian fees	6,480
Legal fees	5,480
Shareholder reporting expenses	4,987
Trustees fees and expenses	2,992
Non 12b-1 shareholder servicing expense	599
Other expenses	6,493
TOTAL EXPENSES	325,931

Less: Fees waived/reimbursed by the Advisor	(75,596)

NET EXPENSES	250,335

NET INVESTMENT INCOME	11,068

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT,
FUTURES, SWAPS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	586,140
Foreign currency transactions	(741)
Securities sold short	1,693
Futures	240,996
Options Written	178,412
Swaps	797
Forward Currency exchange contracts	34,849
Net realized gain	1,042,146

Net change in unrealized appreciation (depreciation) of:
Investments	327,347
Foreign currency translations	306
Futures	3,960
Swaps	(31,224)
Forward Currency exchange contracts	(24,768)
Net change in unrealized appreciation (depreciation)	275,621

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
FUTURES, SWAPS AND FOREIGN CURRENCY TRANSACTIONS	1,317,767

NET INCREASE IN NET ASSETS	$ 1,328,835

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Statement of Changes in Net Assets

	For the	For the
	Six Months Ended	Period Ended
	March 31, 2012	September 30, 2012 (a)
FROM OPERATIONS	(Unaudited)
Net investment loss	$ 11,068	(20,682)
Net realized loss from investment, futures, forward currency exchange
contracts, swaps and foreign currency transactions	1,042,146	(163,480)
Net change in unrealized appreciation (depreciation) on investments, futures
forward currency exchange contracts, swaps and foreign currency transactions	275,621	(34,141)
Net increase in net assets resulting from operations	1,328,835	(218,303)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I *	1,864,130	27,989,971
Class A	47,605	10
Class C	-	337,693
Class R	-	10
	-
Payments for shares redeemed:
Class I *	(4,591,085)	(1,542,398)
Class A	(49,804)
Class C	(55)
Net increase in net assets from shares of beneficial interest	(2,729,209)	26,785,286

TOTAL INCREASE IN NET ASSETS	(1,400,374)	26,566,983

NET ASSETS
Beginning of Period	26,561,583	-
End of Period^	$ 25,161,209	$ 26,566,983
^Includes undistributed net investment loss of:	$ 2,753	$ (8,315)

SHARE ACTIVITY
Class I:*
Shares Sold	185,458	2,846,391
Shares Redeemed	(460,180)	(156,179)
Net increase in shares of beneficial interest outstanding	(274,722)	2,690,212

Class A:
Shares Sold	4,888	1
Shares Redeemed	(4,888)	-
Net increase in shares of beneficial interest outstanding	-	1

Class C:
Shares Sold	-	34,134
Shares Redeemed	(6)	-
Net increase in shares of beneficial interest outstanding	(6)	34,134

Class R:
Shares Sold	-	1
Net increase in shares of beneficial interest outstanding	-	1

* Effective January 13, 2012 Investor Class shares were rename Class I shares.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I (1)
	For the Six Months Ended March 31, 2012		For the Period Ended September 31, 2011 (2)
	(Unaudited)
Net asset value, beginning of period	$ 9.75		$ 10.00

Activity from investment operations:
Net investment income (loss) (3)	0.00	(4)	(0.03)
Net realized and unrealized
gain (loss) on investments	0.52		(0.22)
Total from investment operations	0.52		(0.25)

Net asset value, end of period	$ 10.27		$ 9.75

Total return (5,6)	5.33%		(2.50)%

Net assets, at end of period (000s)	$ 24,813		$ 26,229

Ratio of gross expenses to average
net assets (7,8)	2.99%		3.73%
Ratio of net expenses to average
net assets (8)	1.95%		1.95%
Ratio of net investment income
to average net assets (7,8)	0.10%		(0.36)%

Portfolio Turnover Rate (6)	480%		708%

(1)	Effective January 13, 2012 Investor Class shares were rename Class I shares.
(2)	The Bandon Isolated Alpha Fixed Income Fund commenced operations on December 31, 2010.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Represents less than 0.005 in net assets.
(5)	Total returns shown exclude the effect of applicable sales charges.
(6) Not Annualized.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the Six Months Ended March 31, 2012		For the Period Ended September 31, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.75		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.00	(3)	(0.04)
Net realized and unrealized
gain (loss) on investments	0.52		(0.21)
Total from investment operations	0.52		(0.25)

Net asset value, end of period	$ 10.27		$ 9.75

Total return (4,5)	5.33%		(2.50)%

Net assets, at end of period (000s)	$ 0	(6)	$ 0	(6)

Ratio of gross expenses to average
net assets (7,8)	3.24%		3.98%
Ratio of net expenses to average
net assets (8)	2.20%		2.20%
Ratio of net investment income
to average net assets (7,8)	-0.15%		-0.61%

Portfolio Turnover Rate (5)	480%		708%

(1)	The Bandon Isolated Alpha Fixed Income Fund commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than 0.005 in net assets.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5) Not Annualized.
(6) Represents less than $1,000 in net assets.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the Six Months Ended March 31, 2012	For the Period Ended September 31, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.73	$ 10.00

Activity from investment operations:
Net investment (loss) (2)	(0.04)	(0.06)
Net realized and unrealized
gain (loss) on investments	0.51	(0.21)
Total from investment operations	0.47	(0.27)

Net asset value, end of period	$ 10.20	$ 9.73

Total return (3,4)	4.83%	(2.70)%

Net assets, at end of period (000s)	$ 348	$ 332

Ratio of gross expenses to average
net assets (5,6)	3.99%	4.73%
Ratio of net expenses to average
net assets (6)	2.95%	2.95%
Ratio of net investment income
to average net assets (5,6)	(0.90)%	(1.36)%

Portfolio Turnover Rate (4)	480%	708%

(1)	The Bandon Isolated Alpha Fixed Income Fund commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4) Not Annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	For the Six Months Ended March 31, 2012		For the Period Ended September 31, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.75		$ 10.00

Activity from investment operations:
Net investment (loss) (2)	(0.02)		(0.04)
Net realized and unrealized
gain (loss) on investments	0.54		(0.21)
Total from investment operations	0.52		(0.25)

Net asset value, end of period	$ 10.27		$ 9.75

Total return (3,4)	5.33%		(2.50)%

Net assets, at end of period (000s)	$ 0	(5)	$ 0	(5)

Ratio of gross expenses to average
net assets (6,7)	3.49%		4.23%
Ratio of net expenses to average
net assets (7)	2.45%		2.45%
Ratio of net investment income
to average net assets (6,7)	(0.40)%		(0.86)%

Portfolio Turnover Rate (4)	480%		708%

(1)	The Bandon Isolated Alpha Fixed Income Fund commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4) Not Annualized.
(5) Represents less than $1,000 in net assets.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2012

1.

ORGANIZATION

The Bandon Isolated Alpha Fixed Income Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks consistent positive returns throughout various fixed income market cycles.

The Fund currently offers Class I, Class C and Class A shares only. Class R received initial seed capital only and is currently not open to new investors. Effective January 13, 2012, Investor Class shares were renamed Class I shares. Prior to January 13, 2012, Class I shares were subject to a sales charge at the time of purchase, although the shares may have been purchased at net asset value (“NAV”) without a sales charge by a certain category of investors.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, Class I and C shares are offered at Net Asset Value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2012

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2012

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$ -	$ 12,383,868	$ -	$ 12,383,868
Preferred Stock	1,227,789	-	-	1,227,789
Exchange Traded Funds	235,100	-	-	235,100
Money Market Funds	3,068,681	-	-	3,068,681
U.S. Government and Agency Obligations	-	7,898,195	-	7,898,195
Total Investments	4,531,570	20,282,063	-	24,813,633
Derivatives:
Forward Currency Exchange Contracts	-	4,181	-	4,181
Futures**	56,273	-	-	56,273
Swaps	1,804	-	-	1,804
Total Derivatives	$ 58,077	$ 4,181	$ -	$ 62,258
Total	$ 4,589,647	$ 20,286,244	$ -	$ 24,875,891
Liabilities
Derivatives:
Forward Currency Exchange Contracts	$ -	$ 6,042	$ -	$ 6,042
Futures**	31,830	-	-	31,830
Swaps	26,340	-	-	26,340
Total Derivatives	$ 58,170	$ 6,042	$ -	$ 64,212

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Schedule of Investments for industry classifications.

**Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Foreign Currency Transactions - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2012

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2011 and 2012. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the Statement of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

On October 31, 2011, MF Global Holdings Ltd. and MF Global Finance USA Inc. (collectively "MF Global") filed voluntary petitions for relief under Chapter 11 of the United States Bankruptcy Code. At September 30, 2011 and at the date of the Bankruptcy filing the Fund held Future contracts and margin deposits at MF Global.  The Fund has since had all its open futures contracts moved from its MF Global accounts or sold within the MF Global account. On March 31, 2012 the fund has a current estimated exposure at MF Global of $26,391.  Management is continuing its review of the situation and based on the information available does not expect there will be a material impact on the Fund’s net assets

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2012

with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

					Unrealized
		Settlement	Local Currency	US Dollar	Appreciation/
Foreign Currency	Counterparty	Date	Amount Purchased	Value	Depreciation
To Buy:
JAPANESE YEN	HSBC	4/20/2012	19,997,520	$ 242,688	$ 2,688
MECICAN PESO	HSBC/JPM	4/20/2012	5,749,640	448,661	(2,189)
				$ 691,349	$ 499

					Unrealized
		Settlement	Local Currency	US Dollar	Appreciation/
Foreign Currency	Counterparty	Date	Amount Sold	Value	Depreciation
To Sell:
CANADIAN DOLLAR	Barclays	4/20/2012	300,878	$ 302,642	$ 1,493
EURO	Barclays	4/20/2012	181,106	238,198	(3,216)
JAPANESE YEN	HSBC	4/20/2012	30,213,150	366,027	(637)
				$ 906,867	$ (2,360)

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the period ended March 31, 2012, were as follows:

	Written Put Options		Written Call Options
	Number of	Premiums	Number of	Premiums
Put/Call Options	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	-	$ -	-	$ -
Options purchased/written	108	69,570	322	303,228
Options closed	(108)	(69,570)	(322)	(303,228)
Options exercised	-	-	-	-
Options expired	-	-	-	-
Options outstanding, end of period	-	$ -	-	$ -

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2012

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.  For the six months ended March 31, 2012 the Fund’s trades of swap contracts resulted in a net loss of $ 797 which is included in the net realized gain from swap transactions in the Statement of Operations.

Fair Values of Derivative Instruments in the Fund as of March 31, 2012:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Interest rate contracts:	Receivables, Net Assets -		Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	$ 24,443	Depreciation	$ 24,536

Foreign exchange contracts:	Receivables, Net Assets -		Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	$ 4,181	Depreciation	$ 6,042

		$ 28,624		$ 30,578

The effect of Derivative Instruments on the Statement of Operations for the six months ended March 31, 2012.

Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Interest rate contracts	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts, written options and swap contracts	$ 420,175	$ (27,264)

Foreign exchange contracts	Net realized gain (loss) from forward exchange contracts
Net change in unrealized appreciation/depreciation
	from forward currency exchange contracts	44,937	(24,768)

Total		$ 465,112	$ (52,032)

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2012

The derivative instruments outstanding as of March 31, 2012 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, Options, Futures and Foreign Exchange Contracts amounted to $27,136,267 and $29,429,439, respectively. For the period ended March 31, 2012, cost of purchases and proceeds from sales of U.S. Government securities, other than short-term investments, amounted to $46,945,203 and $36,848,783, respectively.

4.  INVESTMENT ADVISORY AGREEMENTS / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Bandon Capital Management, LLC (“Advisor”), serves as investment adviser to the Fund.  The Advisor has engaged Dix Hills Partners, LLC and Logan Circle Partners, L.P. (the “Sub-Advisors”) to serve as the sub-advisors to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 1.75% of the Fund’s average daily net assets. Pursuant to the sub-advisory agreements, the Advisor pays Dix Hills Partners, LLC and Logan Circle Partners, L.P. a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.95%, 2.20% ,2.95 and 2.45% of the daily average net assets attributable to the Class I, Class A, Class C and Class R shares, respectively.  For the six months ended March 31, 2012, the Advisor waived fees in the amount of $75,596.               .

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.95%, 2.20%, 2.95% and 2.45% of the average daily net assets attributable to the Class I, Class A, Class C and Class R, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.95%, 2.20%, 2.95% and 2.45% of the average daily net assets for each share class. If Fund Operating Expenses subsequently exceed 1.95%, 2.20%, 2.95% and 2.45% of the average daily net assets for each shares class, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement;

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2012

provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  Pursuant to the Waiver Agreement, as of March 31, 2012, there was $131,003 that may be recaptured through September 30, 2015.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets attributable to the Class A, Class C and Class R shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended March 31, 2012, pursuant to the Plan, Class A and Class C shares paid $37 and $1,687, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I and Class A shares. The Distributor is an affiliate of GFS. During the six months ended March 31, 2012, the Distributor received $3,883 and $2,000 in underwriting commissions of which $649 and $395 was retained by the principal underwriter or other affiliated broker-dealers for sales of Class I and Class A shares, respectively.

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

.

5. TAX COMPONENTS OF CAPITAL

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 21,280	$ -	$ (148,141)	$ -	$ (85,162)	$ (212,023)

The difference between book basis and tax basis unrealized depreciation, undistributed ordinary income is primarily attributable to the tax deferral of losses on wash sales and mark to market on open Section 1256 contracts, forward foreign currency contracts and swaps.

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2012

At September 30, 2011, the Fund had a long term capital loss carry forward for federal income tax purposes available to offset future capital gains, which can be carried forward indefinitely as follows:

Short-Term	Long-Term	Total
$ -	$ 148,141	$ 148,141

Permanent book and tax differences primarily attributable to non-deductible expenses and adjustments from paydowns and swaps, resulted in reclassification for the Fund for the period ended September 30, 2011 as follows:  a decrease in paid-in-capital of $11,680; a decrease in accumulated net investment loss of $17,767; and an increase in accumulated net realized loss from security transactions of $6,087.

6. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Bandon Isolated Alpha Fixed Income Fund

Expense Example (unaudited)

March 31, 2012

As a shareholder of Bandon Isolated Alpha Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Bandon Isolated Alpha Fixed Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Bandon Isolated Alpha Fixed Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized	Account Value	Account Value	During Period *
Actual	Expense Ratio	10/1/2011	3/31/2012	10/1/2011 – 3/31/12
Class I	1.95%	$1,000.00	$1,053.30	$ 9.96
Class A	2.20%	1,000.00	1,053.30	11.23
Class C	2.95%	1,000.00	1,048.30	15.02
Class R	2.45%	1,000.00	1,053.30	12.51

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical	Annualized	Account Value	Account Value	During Period *
(5% return before expenses)	Expense Ratio	10/1/2011	3/31/2012	10/1/2011 – 3/31/12
Class I	1.95%	$1,000.00	$1,015.17	$ 9.77
Class A	2.20%	1,000.00	1,013.92	11.02
Class C	2.95%	1,000.00	1,010.19	14.74
Class R	2.45%	1,000.00	1,012.68	12.26

*   Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Approval of Advisory Agreement – Bandon Isolated Alpha Fixed Income Fund

In connection with a special meeting held on November 3, 2010, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Bandon Capital Management, LLC (“BCM” or the “Adviser”) and the Trust, on behalf Bandon Isolated Alpha Fixed Income Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of BCM’s operations, the quality of BCM’s compliance infrastructure and the experience of its fund management personnel.  The Trustees, including the Independent Trustees, concluded that BCM has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Board considered BCM’s past performance of separately managed accounts. The Board, including the Independent Trustees, concluded that the Adviser has the potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that BCM would charge a 1.75% annual advisory fee based on the average net assets of the Fund. The Trustees , including the Independent Trustees, concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board, including the Independent Trustees, that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

 Profitability.  The Board considered the anticipated profits to be realized by BCM in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by BCM from other activities related to the Fund. The Trustees , including the Independent Trustees, concluded that because of the Fund’s expected asset level, the Board was satisfied that BCM’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

Approval of Sub-Advisory Agreements

In connection with a regular meeting held on December 13, 2010, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Indpendent Trustees”), , discussed the approval of the separate sub-advisory agreements between Badon Capital Management (“BCM”) and Dix Hills Partners, LLC, (“Dix Hills”), and BCM and Logan Circle Partners, L.P. (“Logan Circle”) (Dix Hills and Logan Circle are each a “Sub-Adviser” and collectively referred to as the “Sub-Advisers”) with respect to the Fund (the “Sub-Advisory Agreements”). In considering the proposed Sub-Advisory Agreements, the Board received materials specifically relating to the Sub-Advisory Agreements. These materials included: (a) information on the investment performance of each Sub-Adviser’s separately managed accounts; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Sub-Adviser; and (d) investment management staffing.

In its consideration of the proposed Sub-Advisory Agreements, the Board did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreements included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Sub-Advisers’ operations, the quality of Sub-Advisers’ compliance infrastructure and the experience of their fund management personnel.  The Trustees concluded that the Sub-Advisers have the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider the investment performance of the Sub-Advisers.  However, the Board considered each Sub-Adviser’s past performance with its separately managed accounts. The Board, including the Independent Trustees, concluded that each Sub-Adviser has the potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser shall pay Dix Hills an annual management fee of 0.750% for that portion of the Fund’s assets that the Adviser will assign to the Subadviser (“Subadviser Assets”). The Board also noted that the Adviser shall pay Logan Circle a fee equal to 0.00% on the first $10 million of Subadviser Assets, 0.75% on the next $90 million of Subadviser assets, and 0.65% on assets over $100 million.  After  discussing the proposed fees to be paid to each Sub-Adviser, the Trustees, including the Independent Trustees,  concluded that the Fund’s sub-advisory fees, as well as its overall expense ratio, were acceptable in light of the quality of the services the Fund expected to receive from the Sub-Advisers and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board, including the Independent Trustees,  that, based on the anticipated size of the Fund for the initial two years of the Sub-Advisory Agreements, economies of scale was not a relevant consideration.

 Profitability.  The Board considered the anticipated profits to be realized by the Sub-Advisers in connection with the operation of the Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Sub-Advisers from other activities related to the Fund.  The Trustees, including the Independent Trustees, concluded that because of the Fund’s expected asset levels, they were satisfied that each Sub-Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structure is fair and reasonable and that approval of the Sub-Advisory Agreements is in the best interests of the Trust and the Fund’s shareholders.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-477-8100 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-477-8100

INVESTMENT ADVISOR

Bandon Capital Management, LLC

317 SW Alder Street, Suite 1110

Portland, OR 97204

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/6/12